Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	$ 115,225	$ 170,451
First year (current maturities) [Member]
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	52,492	79,564
Second year [Member]
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	28,728	47,859
Third year [Member]
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	24,804	21,864
Fourth year [Member]
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	5,637	17,281
Fifth year and thereafter [Member]
Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) [Line Items]
Total	$ 3,564	$ 3,883